Investments In And Advances To, And Transactions With Associated Companies (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified						12 Months Ended
	Nov. 05, 2009 Sumishin Matsushita Financial Services Co., Ltd. [Member]	Mar. 31, 2009 Sumishin Matsushita Financial Services Co., Ltd. [Member]	Mar. 31, 2012 Sumishin Panasonic Financial Services Co., Ltd. [Member]	Jan. 25, 2011 Jvc Kenwood Hd [Member]	Oct. 01, 2008 Jvc Kenwood Hd [Member]	Mar. 31, 2012 Associated Companies [Member]	Mar. 31, 2011 Associated Companies [Member]	Mar. 31, 2010 Associated Companies [Member]
Schedule of Equity Method Investments [Line Items]
Equity method ownership, percentage	22.60%	34.00%	15.10%	20.00%	27.60%
Retained earnings						¥ 41,562	¥ 39,661
Other-than-temporary impairment of investments and advances						¥ 8,831	¥ 8,318	¥ 3,605